Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Income Taxes [Line Items]
Global Intangible Low-Taxed Income Expense	$ 100
U.S. federal tax rate	21.00%	21.00%	35.00%
Deferred tax assets realized	$ 75,900
Tax reform, benefit recorded	9,700
Valuation allowance	203,765	$ 200,280
Operating loss carryforwards	220,156	225,152
Deferred tax asset	226,400
Valuation allowance for net operating loss carryforwards	190,600
Reduction in accrual for interest and penalties	11,000	1,100	$ 3,000
Accrued interest and penalties	14,000	3,000	2,800
Unrecognized tax benefits, including interest	88,800
Tax benefits credited to Shareholders' equity		100	100
Tax Credit Carryforward, Valuation Allowance	14,100
Deferred Tax Liabilities, Deemed Repatriation	46,066	88,759
Other liabilities [Member]
Income Taxes [Line Items]
Unrecognized tax benefits that would impact effective tax rate	73,600	47,300	28,500
Other Current Liabilities [Member]
Income Taxes [Line Items]
Unrecognized tax benefits that would impact effective tax rate	1,200	3,600	$ 9,700
2018 to 2037 [Member]
Income Taxes [Line Items]
Operating loss carryforwards	207,900	209,400
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		12,300
Tax credit carryforwards	18,500	$ 17,800
Indefinite [Member]
Income Taxes [Line Items]
Operating loss carryforwards	195,600
Other Liabilities [Member]
Income Taxes [Line Items]
Accrued interest and penalties	1,300
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Valuation allowance	13,500
Frutarom Industries Ltd. [Member]
Income Taxes [Line Items]
Unrecognized tax benefits that would impact effective tax rate				$ 13,800
Accrued interest and penalties	7,800			6,600
Unrecognized tax benefits, including interest	33,700			$ 20,400
Deferred tax liability adjustment	43,700
Frutarom Industries Ltd. [Member] | Other liabilities [Member]
Income Taxes [Line Items]
Unrecognized tax benefits that would impact effective tax rate	24,700
Frutarom Industries Ltd. [Member] | Other Current Liabilities [Member]
Income Taxes [Line Items]
Unrecognized tax benefits that would impact effective tax rate	$ 1,200